Convertible Notes Payable and Advisory Fee Liabilities (Details) - Schedule of Convertible Debt Balances - Senior Secured Credit Facility Note [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Schedule of Convertible Debt Balances [Line Items]
Principal	$ 475,295	$ 211,019	$ 5,978,891
Premiums	335,577	179,833	$ 1,443,435
Less: debt discount		(4,672)
Convertible debt	$ 810,872	$ 386,180